Shareholder Fees - Popular Income Plus Fund	Oct. 22, 2025
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Class I Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1],[3]

[1]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[2]	There is no contingent deferred sales charge (“CDSC”) on Class C Shares after one year.
[3]	There are no outstanding Class I Institutional Shares as of the date of this prospectus.